Contingent Assets & Liabilities and Commitments	12 Months Ended
Jun. 30, 2024
Contingent Assets & Liabilities and Commitments [Abstract]
Contingent assets & Liabilities and Commitments

Note 30. Contingent assets & Liabilities and Commitments

Contingent assets & Liabilities and Commitments - 2024

On 13 February 2024, the Company entered into a consulting contract with ARC Group Limited. for advice in connection with the Initial Public Offering (IPO) in return for a cash payment of US$100,000 and 20,000 shares with an issue price of US$5 per share for services rendered to assist the Company’s marketing efforts. Fees are owed as and when the IPO is completed. The IPO was completed in October 2024 and these fees therefore became payable at that time.

Contingent assets & Liabilities and Commitments - 2023

On 25 April, 2023, the Company entered into a new underwriting agreement with R.F Lafferty & Co, Inc, which ended on 25 October, 2023, and has the following terms and conditions;

i.	Raise up to USD$20 million, with the final offering to be agreed between both parties

ii.	7% commission, or 3% commission for investors introduced by Gelteq

iii.	1% out of pocket allowance

iv.	USD$25,000 up front advance for out-of-pocket expenses

v.	Legal fees up to USD$200,000 in the event of listing or up to USD$75,000 if there is no listing

vi.	Share purchase warrants of 7% (exercisable at 125% of the public offering price 6 months after the date of closing)

The Company paid the upfront advance of USD$25,000 and the remainder of fees remains as a contingent liability which as of the date of this report is not able to be quantified as a public listing has not occurred, and is not guaranteed, and a raise amount, which governs the commissions, is only finalised once the public listing is approved.

Subsequent to the reporting period, on 17 November, 2023, the letter of engagement was further extended until 31 January, 2024 on the above terms.

There were no other contingent assets, contingent liabilities and commitments as at 30 June 2023.